Loans Payable (Line of Credit Promissory Note) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 24, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 23, 2015	Mar. 16, 2015	Dec. 15, 2014	Nov. 25, 2014	Sep. 16, 2013	May 10, 2012
Line of Credit Facility [Line Items]
Stated interest rate (as a percent)								12.00%
Outstanding balances		$ 26,882,000		$ 26,882,000		$ 24,091,000	$ 15,000,000
Accretion of discount						0	1,231,000
Warrants, exercise price per share (in dollars per warrant)												$ 92	$ 640
Stock compensation expense related to issuance of warrants				0	$ 208,000	4,140,000	0
SIC III Line Of Credit Note | Line of Credit
Line of Credit Facility [Line Items]
Outstanding balances		19,666,000		19,666,000		19,516,000	$ 0
Securities Purchase Agreement
Line of Credit Facility [Line Items]
Stock compensation expense related to issuance of warrants						2,091,000
Affiliated Entity | Securities Purchase Agreement
Line of Credit Facility [Line Items]
Stock compensation expense related to issuance of warrants						2,049,000
Affiliated Entity | Securities Purchase Agreement | Series C Convertible Redeemable Preferred Stock
Line of Credit Facility [Line Items]
Temporary equity, shares subscribed but unissued, subscriptions receivable	$ 10,000,000					$ 10,000,000
Warrants unissued (in warrants)	500,000					500,000
Exercise price above market value of common stock (as a percent)	10.00%					10.00%			10.00%		10.00%
Stock compensation expense related to issuance of warrants						$ 2,091,000
Affiliated Entity | Securities Purchase Agreement | SIC III Line Of Credit Note | Line of Credit
Line of Credit Facility [Line Items]
Debt issue amount		$ 20,000,000		$ 20,000,000		20,000,000
Affiliated Entity | Securities Purchase Agreement | SIC III Line Of Credit Note | Series C Convertible Redeemable Preferred Stock
Line of Credit Facility [Line Items]
Warrants, exercise price per share (in dollars per warrant)									$ 1.78		$ 2.98
Line of Credit | Securities Purchase Agreement | SIC III Line Of Credit Note
Line of Credit Facility [Line Items]
Number of warrants issued for each $1,000 advanced under line of credit	50,000
Line of Credit | Affiliated Entity | Securities Purchase Agreement | SIC III Line Of Credit Note
Line of Credit Facility [Line Items]
Temporary equity, shares subscribed but unissued, subscriptions receivable	$ 30,000,000
Maximum borrowing capacity	$ 20,000,000
Warrants unissued (in warrants)	1,000,000
Exercise price above market value of common stock (as a percent)	10.00%
Stated interest rate (as a percent)	12.00%
Debt issue amount										$ 15,500,000
Debt discount percentage	3.00%	3.00%		3.00%
Accretion of discount				$ 266,000		116,000
Unamortized discount		$ 600,000		600,000		$ 600,000
Stated interest rate in event of default (as a percent)	17.00%
Common stock, shares outstanding (in warrants)										775,000
Warrants, exercise price per share (in dollars per warrant)	$ 3.51									$ 3.63
Exercisable period (in years)	5 years
Maximum loan to officer	$ 500,000
Limitation on indebtedness	$ 1,000,000
Minimum sale amount for material technology or intellectual property, term (in years)	12 months					12 months
Minimum fair value of assets involved in payment, contribution or assignment	$ 1,000,000
Minimum sale amount for material technology or intellectual property	500,000
Interest expense		$ 607,000	$ 593,000	$ 1,834,000	$ 785,000	$ 1,391,000
Line of Credit | Affiliated Entity | Securities Purchase Agreement | SIC III Line Of Credit Note | Initial Draw On Line Of Credit
Line of Credit Facility [Line Items]
Debt issue amount	$ 4,500,000
Common stock, shares outstanding (in warrants)	225,000